UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Rockbay Capital Management, LP
Address:       600 Fifth Avenue, 24th Floor
               New York, New York 10020

Form 13F File Number:  28-10688

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          RCM Advisors, LLC, its general partner
Name:          Atul Khanna
Title:         Chief Executive Officer
Phone:         212-332-4220


Signature, Place, and Date of Signing:

/s/ Atul Khanna               New York, NY                 08/12/2006
---------------               ------------                 ----------
  [Signature]                [City, State]                   [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)


                                                         VALUE   SHARES/   SH/  PUT/ INVSTMT  OTHER      VOTING   AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP    (x$1000)PRN AMT   PRN  CALL DSCRETN  MANAGERS   SOLE     SHARED  NONE
---------                      ---------      ---------  -------------------------- ------------------  --------------------------
Acxiom Corp.                   COM            005125109   26,250 1,050,000 SH        DEFINED  01         1,050,000
Affordable Residential
 Communities                   COM            008273104   16,934 1,575,251 SH        DEFINED  01         1,575,251
Altria Group                   COM            02209s103    4,553    62,000 SH        DEFINED  01            62,000
Altria Group                   COM            02209s103  158,242 2,155,000 CALL      DEFINED  01         2,155,000
Altria Group                   COM            02209s103      881    12,000 PUT       DEFINED  01            12,000
Aquila Inc.                    COM            03840p102   20,503 4,870,000 SH        DEFINED  01         4,870,000
Aramark Corp Cl B              COM            038521100   18,691   564,500 SH        DEFINED  01           564,500
Atlas America Inc.             COM            049167109   46,248 1,032,082 SH        DEFINED  01         1,032,082
Cendant Corp                   COM            151313103   22,073 1,355,000 SH        DEFINED  01         1,355,000
Cendant Corp                   COM            151313103   43,169 2,650,000 CALL      DEFINED  01         2,650,000
Comverse Technology Inc        COM            205862402   11,862   600,000 CALL      DEFINED  01           600,000
Constellation Energy           COM            210371100    1,418    26,000 SH        DEFINED  01            26,000
Falconbridge Ltd.              COM            306104100    5,486   104,000 SH        DEFINED  01           104,000
Federated Department Stores    COM            31410h101   41,797 1,142,000 SH        DEFINED  01         1,142,000
First Data Corp                COM            319963104   37,023   822,000 SH        DEFINED  01           822,000
Flowserve Corp                 COM            34354p105   33,457   588,000 SH        DEFINED  01           588,000
Freescale Semiconductor Inc    COM            35687m107   14,500   500,000 CALL      DEFINED  01           500,000
Gencorp Inc.                   COM            368682100   31,339 1,955,000 SH        DEFINED  01         1,955,000
HJ Heinz Co.                   COM            423074103   19,580   475,000 SH        DEFINED  01           475,000
HJ Heinz Co.                   COM            423074103   43,281 1,050,000 CALL      DEFINED  01         1,050,000
Horizon Lines Inc.             COM            44044k101   22,428 1,400,000 SH        DEFINED  01         1,400,000
Hypercom Corp.                 COM            44913m105    5,160   551,900 SH        DEFINED  01           551,900
iShares Inc MSCI Hong Kong     COM            464286871   20,280 1,500,000 PUT       DEFINED  01         1,500,000
iShares Trust Russell 2000     COM            464287655  602,532 8,400,000 CALL      DEFINED  01         8,400,000
iShares Trust Russell 2000     COM            464287655  492,068 6,860,000 PUT       DEFINED  01         6,860,000
Kinder Morgan Inc.             COM            49455p101   24,073   241,000 SH        DEFINED  01           241,000
Kinder Morgan Inc.             COM            49455p101    1,109    11,100 CALL      DEFINED  01            11,100
MI Developments Inc.           COM            55304x104   23,737   700,000 SH        DEFINED  01           700,000
Mirant Corp                    COM            60467r100   30,552 1,140,001 SH        DEFINED  01         1,140,001
MSC.Software Corp.             COM            553531104   52,000 2,905,000 SH        DEFINED  01         2,905,000
Nelnet Inc.                    COM            64031n108   32,846   810,000 SH        DEFINED  01           810,000
Novelis Inc.                   COM            67000x106   40,786 1,890,000 SH        DEFINED  01         1,890,000
NRG Energy Inc.                COM            629377508   20,115   417,500 SH        DEFINED  01           417,500
Penn Virginia Corp             COM            707882106   43,151   617,500 SH        DEFINED  01           617,500
Pep Boys                       COM            713278109   26,109 2,225,800 SH        DEFINED  01         2,225,800
Phelps Dodge Corp.             COM            717265102   25,470   310,000 SH        DEFINED  01           310,000
PHH Corporation                COM            693320202   24,373   885,000 SH        DEFINED  01           885,000
RAM Energy Resources Inc       COM            75130p109    1,499   262,090 SH        DEFINED  01           262,090
RAM Energy Resources Inc      *W EXP 99/99/99 75130p117    2,608 1,600,000 SH        DEFINED  01         1,600,000
Reliant Energy Inc             COM            75952b105   22,762 1,900,000 SH        DEFINED  01         1,900,000
Resource Capital Corp          COM            76120w302    9,846   765,000 SH        DEFINED  01           765,000
Sears Hldgs Corp               COM            812350106  258,186 1,662,500 CALL      DEFINED  01         1,662,500
Southern Union                 COM            844030106   45,271 1,673,000 SH        DEFINED  01         1,673,000
TAL International Group Inc    COM            874083108    4,230   175,500 SH        DEFINED  01           175,500
Walter Industries              COM            93317q105   20,466   355,000 SH        DEFINED  01           355,000
Walter Industries              COM            93317q105   20,178   350,000 PUT       DEFINED  01           350,000
Wendy's International Inc.     COM            950590109   59,572 1,022,000 SH        DEFINED  01         1,022,000
Wendy's International Inc.     COM            950590109    1,632    28,000 PUT       DEFINED  01            28,000

                            48                         2,530,326


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:         48
Form 13F Information Table Value Total:         2,530,326
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number           Name

     01       28- 11760                      RCM Advisors, LLC